INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Sep. 30, 2024
INTANGIBLE ASSETS, NET
Schedule of Intangible Assets, Net
	As of September 30,	As of March 31,
	2024	2024
Land use right, cost	$1,900,000	$1,900,000
Total intangible assets, at cost	1,900,000	1,900,000
Less: accumulated amortization	(601,667)	(411,667)
Intangible assets, net	$1,298,333	$1,488,333

Schedule of Estimated Future Amortization Expense
Six months ending September 30,	Amortization expense
2025	$380,000
2026	380,000
2027	380,000
2028	158,333
$1,298,333